Lease Arrangements - Ranges Of Discount Rates For Lease Liabilities (Detail)	Dec. 31, 2019
Land [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.67%
Land [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	2.14%
Buildings [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.67%
Buildings [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	3.88%
Machinery [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	3.24%
Office equipment [member] | Bottom of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	0.64%
Office equipment [member] | Top of range [member]
Disclosure Of Discount Rate On Lease Liabilities [Line Items]
Discount rate on lease liabilities	3.88%